Related Party Transactions - Additional Information (Details) $ in Thousands							1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2021 USD ($)	Oct. 29, 2020 USD ($)	Jan. 03, 2019 USD ($) Class Day	Oct. 05, 2018 USD ($)	Jul. 19, 2018 USD ($)	Jun. 29, 2018 USD ($)	Oct. 31, 2021 shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Day shares	Dec. 31, 2019 USD ($) shares	Mar. 20, 2020	Jan. 31, 2020 shares
Related Party Transaction [Line Items]
Purchase Price											$ 59,000
Acquired interest rate on property																	75.00%
Acquired interest rate on property by related party																	25.00%
Description of variable rate basis											one-month LIBOR +2.40%	one month LIBOR plus 2.40%
Debt Instrument, Basis Spread on Variable Rate											2.40%	2.40%
Principle amount											$ 300	$ 300
PerformanceParticipationAllocation									$ 79,600	$ 0			$ 111,900	$ 46,000	$ 15,100	$ 10,400
Services fee for accounting and administrative matters													$ 40
Percentage of management fee on NAV per annum													1.25%		1.25%
Management fees									17,653	5,018			$ 36,364	13,560	$ 19,423	5,469
Annual hurdle percentage													5.00%		5.00%
Due to affiliates									351,839				$ 351,839		$ 96,371	63,341
Operating expenses									64,767	29,504			154,923	77,167	113,184	41,970
Rental property operating
Related Party Transaction [Line Items]
Operating expenses									59,114	25,915			139,897	64,873	96,942	18,463
Dealer Manager
Related Party Transaction [Line Items]
Cost of legal services													100
Accrued Stockholder Servicing Fee
Related Party Transaction [Line Items]
Due to affiliates									227,430				227,430		73,170	44,086
Advanced Organization And Offering Costs
Related Party Transaction [Line Items]
Due to affiliates									4,735				4,735		5,830	7,290
Accrued Affiliate Service Provider Expenses
Related Party Transaction [Line Items]
Due to affiliates									610				610		0	112
Cost of legal services															300	200
Title service related cost															$ 200
Number of investment | Day															2
Accrued Affiliate Service Provider Expenses | Rental property operating
Related Party Transaction [Line Items]
Operating expenses									1,800	700			4,600	1,900	$ 2,800	$ 700
Accrued Affiliate Service Provider Expenses | Essex Service Provider [Member]
Related Party Transaction [Line Items]
Cost of legal services									300				600	0
Affiliate Service Provider Expenses [Member]
Related Party Transaction [Line Items]
Cost of legal services									100	$ 100			$ 300	$ 200
Class I Units
Related Party Transaction [Line Items]
Units issued as payment for performance participation allocation | shares								695,320										480,539
Unregistered Class I shares
Related Party Transaction [Line Items]
Stock issued as management fees, shares | shares													1,313,346		811,757	210,827
Management fees, accrued									6,800				$ 6,800		$ 2,100	$ 1,000
Units issued as payment for performance participation allocation | shares																		48,049
Class I Shares
Related Party Transaction [Line Items]
Number of shares authorized for repurchase | shares															8,787
Share repurchase program, authorized amount															$ 200
Subsequent Event
Related Party Transaction [Line Items]
Purchase Price	$ 4,900,000							$ 134,800
Subsequent Event | Class I Units
Related Party Transaction [Line Items]
Units issued as payment for performance participation allocation | shares								695,320
Subsequent Event | Unregistered Class I shares
Related Party Transaction [Line Items]
Stock issued as management fees, shares | shares							277,913	97,097
Sponsor
Related Party Transaction [Line Items]
Description of variable rate basis		one month LIBOR plus 3.00%
Borrowings to fund acquisition		$ 22,000
Borrowing repayment date		Nov. 03, 2020
Special Limited Partner
Related Party Transaction [Line Items]
Related party allocation percentage of annual total return													12.50%		12.50%
All Other Unit Holders [Member]
Related Party Transaction [Line Items]
Related party allocation percentage of annual total return													87.50%		87.50%
Dealer Manager | Common Stock Class T, Class S and Class D | Accrued Stockholder Servicing Fee
Related Party Transaction [Line Items]
Due to affiliates									$ 227,400				$ 227,400		$ 73,200	44,100
Dealer Manager | Common Stock Class T, Class S and Class D | Accrued Stockholder Servicing Fee | Maximum
Related Party Transaction [Line Items]
Annual stockholder servicing fee percentage									8.75%				8.75%		8.75%
Advisor
Related Party Transaction [Line Items]
Due to affiliates															$ 7,300
Advisor | Advanced Organization And Offering Costs
Related Party Transaction [Line Items]
Due to affiliates															7,300	100
Advisor | Advanced Expenses
Related Party Transaction [Line Items]
Due to affiliates															2,700
Advisor | Advanced Expenses | Unaffiliated Third Party
Related Party Transaction [Line Items]
Due to affiliates															100	1,000
Starwood R E I T Advisors L L C Member [Member] | Advanced Organization And Offering Costs
Related Party Transaction [Line Items]
Due to affiliates																$ 7,300
Starwood R E I T Advisors L L C Member [Member] | Advanced Expenses
Related Party Transaction [Line Items]
Due to affiliates									$ 200				$ 200		100
Starwood R E I T Advisors L L C Member [Member] | Advanced Expenses | One Month In Arrears [Member]
Related Party Transaction [Line Items]
Due to affiliates									3,800				3,800		2,700
Starwood R E I T Advisors L L C Member [Member] | Advanced Expenses | Unaffiliated Third Party
Related Party Transaction [Line Items]
Due to affiliates									$ 100				$ 100		$ 100
Florida Multifamily Portfolio
Related Party Transaction [Line Items]
Purchase Price			$ 100,000	$ 100,000
Number of units in portfolio | Day			1,150
Florida Multifamily Portfolio | Jacksonville, Florida
Related Party Transaction [Line Items]
Number of investment | Class			2
Florida Multifamily Portfolio | Naples, Florida
Related Party Transaction [Line Items]
Number of investment | Class			2
Phoenix Property
Related Party Transaction [Line Items]
Purchase Price			$ 46,000			$ 46,000
Phoenix Property | Mesa, Arizona
Related Party Transaction [Line Items]
Number of units in portfolio | Class			256
Savannah Property
Related Party Transaction [Line Items]
Purchase Price			$ 36,000		$ 36,000
Savannah Property | Savannah, Georgia
Related Party Transaction [Line Items]
Number of units in portfolio | Class			203